ACQUISITION OF BUSINESSES - Purchase Price Allocation (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Aug. 31, 2020
Fair value of assets and liabilities acquired
Goodwill	$ 6,811	$ 6,634
Aggregated individually immaterial business combinations
Fair value of assets and liabilities acquired
Cash and cash equivalents	44
Property, plant and equipment	184
Accounts receivable and other	16
Identifiable intangible assets recognised as of acquisition date	467
Goodwill	97
Trade and other payables recognised as of acquisition date	(57)
Borrowings recognised as of acquisition date	(224)
Deferred tax liabilities recognised as of acquisition date	(99)
Non-controlling interest	428
Non-controlling interest in acquiree recognised at acquisition date	(332)
Identifiable assets acquired (liabilities assumed)	96
Consideration transferred
Cash	51
Contingent consideration [member]	2
Business combinations, pre-existing interest, equity	43
Total consideration	$ 96
Indian Telecom Towers Operation
Fair value of assets and liabilities acquired
Property, plant and equipment			$ 6,900
Accounts receivable and other			408
Identifiable intangible assets recognised as of acquisition date			830
Goodwill			153
Trade and other payables recognised as of acquisition date			(417)
Borrowings recognised as of acquisition date			(2,356)
Lease Liabilities Recognized As Of Acquisition Date			2,101
Deferred tax liabilities recognised as of acquisition date			(12)
Non-controlling interest			3,405
Non-controlling interest in acquiree recognised at acquisition date			(2,821)
Identifiable assets acquired (liabilities assumed)			584
Consideration transferred
Cash			584
Total consideration			$ 584